Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Plant [Member]
Property, Plant and Equipment, Estimated Useful Lives	P20Y
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives	P5Y
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	P5Y
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	P10Y
Automobiles [Member]
Property, Plant and Equipment, Estimated Useful Lives	P5Y